Subsequent Events (Details) - Forecast [Member]	Apr. 25, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Cash consideration | $	$ 3,978,000
Conditions at a price per share | $ / shares	$ 3.4
MeinMalzeBier [Member]
Subsequent Events [Line Items]
Equity interest, percentage	51.00%
Class A Common Shares [Member]
Subsequent Events [Line Items]
Issuance of earnout shares | shares	4,680,000